Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 22 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of loss from its subsidiaries is reported as “share of loss from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

The subsidiaries did not pay any dividend to the Company for the years presents. As of December 31, 2025 and 2024, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

(a) Condensed balance sheets

	December 31,	December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$184,986,124	$201,300,690
Other current assets, net	592,996	2,201,076
Due from subsidiaries	164,048,882	140,062,677
Total current assets	349,628,002	343,564,443

Total assets	$349,628,002	$343,564,443

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payable	$-	$22,525
Deficit of investments in subsidiaries	105,396,182	81,964,970
Due to subsidiaries	-	1,984,164
Total current liabilities	105,396,182	83,971,659

Total liabilities	105,396,182	83,971,659

Shareholders’ equity:
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,989,746 shares issued, 4,726,424 shares outstanding as of December 31, 2025 and 2024(1)	18,178	18,178
Class B ordinary share, HKD0.03 par value, 1,554,192 shares authorized, issued and outstanding as of December 31, 2025 and 2024(1)	5,978	5,978
Additional paid-in capital	396,090,766	396,454,715
Accumulated deficit	(138,105,596)	(124,012,067)
Accumulated other comprehensive loss	(13,777,506)	(12,874,020)
Total shareholders’ equity	244,231,820	259,592,784
Total liabilities and shareholders’ equity	$349,628,002	$343,564,443

(1)	As of December 31, 2025 and 2024, 263,322 shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding. See Note 12.

(b) Condensed statements of operations and comprehensive loss

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Operating expenses:
General and administrative expenses	$782,200	$255,322	$1,482,786
Total operating expenses	782,200	255,322	1,482,786

Loss from operations	(782,200)	(255,322)	(1,482,786)

Interest income	8,397,759	10,749,963	9,945,862
Other expenses	(39,621)	(18,511)	(2,847)
Exchange gain (loss)	(436,678)	(287,340)	36,752
Loss on forgiveness of receivable from a subsidiary	-	1,164,737	1,600,517
Share of loss from subsidiaries	(21,232,789)	(31,604,578)	(46,869,641)

Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)

Comprehensive loss
Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)
Other comprehensive loss:
Foreign currency translation adjustment	(903,486)	1,013,068	(2,162,557)
Comprehensive loss	$(14,997,015)	$(19,237,983)	$(38,934,700)

(c) Condensed statements of cash flows

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Cash Flows from Operating Activities:
Net loss	$(14,093,529)	$(20,251,051)	$(36,772,143)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share of loss from subsidiaries	21,232,789	31,604,578	46,869,641
Reversal of share-based compensation expenses	(363,949)	(1,013,080)	(153,034)
Loss on forgiveness of receivable from a subsidiary	-	1,164,737	1,600,517
Changes in assets and liabilities:
Due from subsidiaries	(23,986,205)	17,376,204	(45,292,116)
Other current assets, net	1,608,080	738,592	(2,682,168)
Accrued liabilities and other payables	(22,525)	22,525	-
Due to subsidiaries	(1,984,164)	1,574,557	409,607
Net Cash (Used in) Provided by Operating Activities	(17,609,503)	31,217,062	(36,019,696)

Effect of Foreign Exchange on Cash and Cash Equivalents	1,294,937	(2,505,070)	(3,780,565)

Net Increase (Decrease) in Cash and Cash Equivalents	(16,314,566)	28,711,992	(39,800,261)

Cash and Cash Equivalents at Beginning of Year	201,300,690	172,588,698	212,388,959

Cash and Cash Equivalents at End of Year	$184,986,124	$201,300,690	$172,588,698

Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$-	$-	$98